Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	As of December 31,
	2025	2024
	RMB	RMB
ASSETS
Current assets
Cash	235,274	1,262,397
Investment in and amount due from subsidiaries	-	51,711,938
Prepaid expenses and other current assets	1,183,943	5,592,243
Total current assets	1,419,217	58,566,578
Non-current assets
Intangible assets, net	43,637,133	48,222,183
Total non-current assets	43,637,133	48,222,183
Total assets	45,056,350	106,788,761

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Convertible notes, at fair value, current	-	473,715,560
Other current liabilities	10,269,459	9,115,387
Total current liabilities	10,269,459	482,830,947
Non-current liabilities
Share of losses in excess of investments in subsidiaries and amount due to subsidiaries	125,049,372	-
Convertible notes, at fair value, non-current	1,152,723,200	464,847,231
Total non-current liabilities	1,277,772,572	464,847,231
Total liabilities	1,288,042,031	947,678,178

Shareholders’ deficit
Series A-2 Convertible Preferred Share	-	-
Class A-1 Special Voting Share	-	-
Ordinary shares	9,733	9,733
Additional paid-in capital	1,821,605,222	1,818,421,338
Accumulated losses	(3,102,993,825)	(2,668,505,330)
Accumulated other comprehensive income	38,393,189	9,184,842
Treasury shares	-	-
Total shareholders’ deficit	(1,242,985,681)	(840,889,417)

Total liabilities and shareholders’ deficit	45,056,350	106,788,761

Schedule of Condensed Statements of Operations and Comprehensive Loss

Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2025	2024	2023
	RMB	RMB	RMB

General and administrative expenses	24,204,888	15,519,779	103,314,272
Franchise and royalty expenses	3,567,500	3,558,350	3,527,900
Total costs and expenses, net	27,772,388	19,078,129	106,842,172

Operating loss	(27,772,388)	(19,078,129)	(106,842,172)

Equity in loss of subsidiaries	(303,182,244)	(364,918,487)	(628,343,362)
Interest income	-	-	7,641,583
Interest expense	-	(5,275,901)	-
Foreign currency transaction gain/(loss)	171,221	(1,003)	(6,944)
Loss of debt extinguishment	(73,078,104)	(10,657,161)	-
Gain on disposal of Popeyes business	-	70,664,684	-
Changes in fair value of Deferred Contingent consideration	-	(16,941,248)	(26,106,460)
Changes in fair value of convertible notes	(30,626,980)	(65,874,310)	(58,280,908)
Changes in fair value of warrant liabilities	-	-	(83,966,126)
Changes in fair value of ESA derivative liabilities	-	-	19,654,006

Loss before income taxes	(434,488,495)	(412,081,555)	(876,250,383)

Income tax expenses	-	-	-

Net loss	(434,488,495)	(412,081,555)	(876,250,383)

Other comprehensive income/(loss)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	2,004,935	(1,494,507)	(2,116,740)
Foreign currency translation adjustment, net of nil income taxes	21,352,712	(10,812,516)	8,741,308
Amounts reclassified from accumulated other comprehensive income	5,850,700	-	(5,718,400)
Unrealized gain on short-term investments, net of nil income taxes	-	-	3,584,872

Total comprehensive loss	(405,280,148)	(424,388,578)	(871,759,343)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	For the year ended December 31,
	2025	2024	2023
	RMB	RMB	RMB

Net cash used in operating activities	(1,031,594)	(8,792,718)	(33,401,467)
Net cash (used in)/provided by investing activities	(9,352,284)	(180,538,842)	53,570,674
Net cash provided by/(used in) financing activities	9,089,950	188,239,915	(46,058,129)
Effect of foreign currency exchange rate changes on cash	266,805	34,615	(1,263,825)
Net decrease in cash	(1,027,123)	(1,057,030)	(27,152,747)
Cash at beginning of year	1,262,397	2,319,427	29,472,174
Cash at end of year	235,274	1,262,397	2,319,427